SCHEDULE OF CONTINGENT CONSIDERATION (Details) - Zigi Carmel Initiatives and Investments Ltd. [member]	Sep. 22, 2022 CAD ($)
Consideration transferred:
Value allocated to shares issued - 7,920,000 shares (41,684 shares post reverse split) at $5.40 per share	$ 42,768,000
Fair value of assets and liabilities acquired:
Investments	137,811
Intangible asset – patents pending	42,768,000
Shareholder loan	(137,811)
Fair value of assets and liabilities	$ 42,768,000